UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08246

Exact name of registrant as specified in charter:	Delaware Investments Global Dividend
and Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc.

February 29, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 77.81%❖
Consumer Discretionary – 9.89%
@=†ÕAvado Brands	272	$0
Bayerische Motoren Werke	9,268	510,561
*Don Quijote	21,000	336,310
Gap	28,700	578,878
Kesa Electricals	100,934	426,823
Koninklijke Philips Electronics	13,207	515,148
Lagardere SCA	5,361	421,104
Limited Brands	29,300	446,825
Mattel	25,900	500,388
*NGK Spark Plug	27,000	422,023
*Nissan Motor	21,000	188,834
Publicis Groupe	12,329	445,133
Round One	231	264,742
†Time Warner Cable Class A	2	55
Toyota Motor	4,049	220,032
WPP Group	26,948	318,291
		5,595,147
Consumer Staples – 6.40%
B&G Foods Class A	11,400	113,316
Coca-Cola Amatil	45,669	405,312
Greggs	3,045	261,434
Heinz (H.J.)	13,000	573,430
*Kimberly-Clark	8,800	573,584
Kraft Foods Class A	20,200	629,635
Metro	6,784	562,518
Safeway	17,500	502,950
		3,622,179
Diversified REITs – 0.33%
Hang Lung Group	34,000	155,515
*iStar Financial	1,500	29,565
		185,080
Energy – 5.05%
BP	65,093	701,869
Chevron	8,300	719,278
ConocoPhillips	8,700	719,578
*Total	9,528	717,331
		2,858,056
Financials – 13.41%
Allstate	13,100	625,262
*Anglo Irish Bank	39,876	564,304
*AXA	11,540	388,999
Chubb	10,900	554,810
Dexia	16,447	386,582
Discover Financial Services	36,200	546,258
Hartford Financial Services Group	7,300	510,270
HBOS	26,160	310,797
Huntington Bancshares	35,800	437,476
ING Groep	14,356	476,964
Mitsubishi UFJ Financial Group	39,247	345,864
Morgan Stanley	13,300	560,196
Nordea Bank FDR	28,563	428,632
Royal Bank of Scotland Group	26,870	203,110
Standard Chartered	11,894	391,549
Wachovia	12,000	367,440
*Washington Mutual	33,100	489,880
		7,588,393

Health Care – 11.08%
Abbott Laboratories	9,800	524,790
AstraZeneca	10,331	386,476
Baxter International	9,300	548,886
Bristol-Myers Squibb	26,200	592,382
Johnson & Johnson	9,000	557,640
*Novartis	8,851	437,239
*Novo-Nordisk Class B	8,271	565,696
Ono Pharmaceutical	8,100	408,899
Pfizer	27,000	601,560
*Sanofi-Aventis	6,846	505,889
*Terumo	10,000	542,921
Wyeth	13,700	597,594
		6,269,972
Health Care REITs – 1.53%
HCP	6,600	192,588
*Health Care REIT	2,700	111,132
*Medical Properties Trust	9,400	112,612
Nationwide Health Properties	4,500	136,485
Ventas	7,500	313,650
		866,467
Hotel REITs – 0.72%
Ashford Hospitality Trust	9,300	61,845
Hersha Hospitality Trust	25,100	225,398
Host Hotels & Resorts	7,500	121,425
		408,668
Industrial REITs – 1.14%
AMB Property	3,800	190,684
ProLogis	8,400	452,592
		643,276
Industrials – 6.54%
Asahi Glass	39,000	444,164
†British Airways	56,448	286,359
Compagnie de Saint-Gobain	4,878	381,247
Donnelley (R.R.) & Sons	17,500	557,025
Genesis Lease ADR	7,900	148,994
Grupo Aeroportuario del Centro Norte ADR	3,400	76,874
Linde	1,700	225,926
*Macquarie Infrastructure	3,600	120,636
†Northwest Airlines	52	698
@=†ÕPort Townsend	100	62,400
*Techtronic Industries	365,000	353,447
Tomkins	65,797	220,561
Travis Perkins	11,731	250,962
Waste Management	17,400	571,242
		3,700,535
Information Technology – 7.99%
Canon	8,300	372,014
†CGI Group Class A	60,654	672,016
Fujitsu	56,000	398,408
Intel	26,900	536,655
International Business Machines	5,400	614,844
Motorola	37,100	369,887
Nokia	16,712	600,283
Samsung Electronics	691	405,047
Xerox	37,500	551,250
		4,520,404
Mall REITs – 1.92%
General Growth Properties	6,000	211,860
Macerich	3,900	249,600
Simon Property Group	7,500	628,500
		1,089,960
Manufactured Housing REITs – 0.27%
Equity Lifestyle Properties	2,500	114,200
*Sun Communities	1,900	38,722
		152,922
Materials – 2.29%
*†Cemex	80,101	220,465
duPont (E.I.) deNemours	13,800	640,596
*Lafarge	2,505	432,942
		1,294,003

Mortgage REITs – 0.15%
Chimera Investment	5,000	82,850
		82,850
Multifamily REITs – 0.65%
*American Campus Communities	4,000	104,400
*Apartment Investment & Management	2,296	79,097
Camden Property Trust	2,000	94,980
Equity Residential	2,400	91,632
		370,109
Office REITs – 0.62%
*Alexandria Real Estate Equities	2,400	220,320
Duke Realty	1,700	38,964
SL Green Realty	1,000	91,500
		350,784
Shopping Center REITs – 0.23%
*Equity One	3,500	74,900
Ramco-Gershenson Properties	2,600	57,772
		132,672
Specialty Retail – 0.26%
*Entertainment Properties Trust	3,100	145,297
		145,297
Telecommunications – 5.61%
AT&T	16,900	588,627
†Century Communications	125,000	88
Chunghwa Telecom ADR	24,345	597,426
Telefonos de Mexico ADR	13,100	434,920
Telstra	67,596	303,837
=Telstra - Installment	64,961	198,466
Verizon Communications	15,300	555,696
Vodafone Group	153,717	494,482
		3,173,542
Utilities – 1.73%
†Mirant	53	1,961
National Grid	31,037	449,942
Progress Energy	12,600	528,066
		979,969
Total Common Stock (cost $41,455,627)		44,030,285

Convertible Preferred Stock – 4.32%
Automobiles & Automotive Parts – 0.14%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	4,450	80,590
		80,590
Banking, Finance & Insurance – 2.35%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	3,400	184,450
•*Citigroup Funding 4.963% exercise price $29.50, expiration date 9/27/08	7,000	166,880
#Goldman Sachs Group 144A 35.60% exercise price $100.00, expiration date 8/22/08	3,500	355,823
#Morgan Stanley 144A
11.00% exercise price $94.64, expiration date 1/7/09	1,700	150,731
24.50% exercise price $54.67, expiration date 8/20/08	6,400	340,896
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	100	89,711
XL Capital 7.00% exercise price $80.59, expiration date 2/15/09	3,000	42,750
		1,331,241
Basic Materials – 0.24%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	900	132,993
		132,993
Cable, Media & Publishing – 0.22%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	140	120,733
		120,733
Energy – 0.47%
Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49	1,275	148,378
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	1,950	71,175
McMoRan Exploration 6.75% exercise price $14.88, expiration date 11/15/10	400	47,466
		267,019
Health Care & Pharmaceuticals – 0.18%
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	500	103,313
		103,313
Telecommunications – 0.17%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	120	93,900
		93,900

Utilities – 0.55%
Entergy 7.625% exercise price $87.14, expiration date 2/17/09		2,500	156,250
NRG Energy 5.75% exercise price $30.23, expiration date 3/16/09		440	156,639
			312,889
Total Convertible Preferred Stock (cost $2,491,963)			2,442,678

Preferred Stock – 1.57%
Industrials – 0.04%
@=Õ†Port Townsend		20	19,800
			19,800
Leisure, Lodging & Entertainment – 0.45%
Red Lion Hotels Capital Trust 9.50%		10,226	256,928
			256,928
Real Estate – 1.08%
Grace Acquisitions 8.75%		10,000	110,000
SL Green Realty 7.625%		22,000	500,500
			610,500
Total Preferred Stock (cost $1,075,450)			887,228

		Principal
		Amount°
Convertible Bonds – 8.36%
Aerospace & Defense – 0.42%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	USD	90,000	99,113
#L-3 Communications 144A 3.00% 8/1/35 exercise price $101.70, expiration date 8/1/35		110,000	136,675
			235,788
Banking, Finance & Insurance – 0.18%
•#U.S. Bancorp 144A 3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36		100,000	100,320
			100,320
Basic Materials – 0.19%
Rayonier TRS Holdings 3.75% 10/15/12 exercise price $54.82, expiration date 10/15/12		105,000	108,938
			108,938
Cable, Media & Publishing – 0.24%
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25		160,000	138,000
			138,000
Computers & Technology – 2.00%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15		90,000	61,538
#Advanced Micro Devices 144A 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15		165,000	112,819
Euronet Worldwide 3.50% 10/15/25 exercise price $40.48, expiration date 10/15/25		150,000	134,813
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08		140,000	140,175
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26		120,000	97,350
#Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26		75,000	84,563
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35		105,000	99,750
ON Semiconductor 2.625% 12/15/26 exercise price $10.50, expiration date 12/15/26		200,000	174,249
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13		100,000	75,500
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25		125,000	150,155
			1,130,912
Electronics & Electrical Equipment – 0.26%
Flextronics International 1.00% 8/1/10 exercise price $15.53, expiration date 8/1/10		150,000	148,125
			148,125
Energy – 0.82%
Halliburton 3.125% 7/15/23 exercise price $18.75, expiration date 7/15/23		100,000	205,124
Peabody Energy 4.75% 12/15/41 exercise price $58.45, expiration date 12/15/41		55,000	67,444
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33		80,000	112,399
Transocean
1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37		35,000	39,244
1.625% 12/15/37 exercise price $168.61, expiration date 12/15/37		35,000	39,069
			463,280
Environmental Services – 0.05%
Allied Waste 4.25% 4/15/34 exercise price $20.43, expiration date 4/15/34		31,000	28,365
			28,365
Health Care & Pharmaceuticals – 1.90%
#Allergan 144A 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26		150,000	169,687
Amgen 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13		85,000	76,288
#Amgen 144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13		60,000	53,850
•Bristol-Myers Squibb 4.491% 9/15/23 exercise price $41.28, expiration date 9/15/23		100,000	99,984
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13		45,000	34,200
Genzyme 1.25% 12/1/23 exercise price $71.24, expiration date 12/1/23		100,000	113,375
Health Management Associates 1.50% 8/1/23 exercise price $13.93, expiration date 8/1/23		70,000	69,913
fHologic 2.00% 12/15/37 exercise price $77.19, expiration date 12/15/37		85,000	86,806
LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79, expiration date 5/14/14		40,000	33,050
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.06, expiration date 2/1/26		120,000	130,650
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24		200,000	209,059
			1,076,862

Leisure, Lodging & Entertainment – 0.25%
#International Game Technology 144A 2.60% 12/15/36 exercise price $61.78, expiration date 12/15/36		135,000	140,063
			140,063
Real Estate – 0.56%
#General Growth Properties 144A 3.98% 4/15/27 exercise price $88.72, expiration date 4/15/27		165,000	131,999
Health Care REIT 4.75% 12/1/26 exercise price $47.82, expiration date 12/1/26		95,000	99,513
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10		85,000	87,253
			318,765
Retail – 0.40%
Pantry 3.00% 11/15/12 exercise price $50.10, expiration date 11/15/12		65,000	55,494
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24		55,000	78,100
#United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26		90,000	92,250
			225,844
Telecommunications – 0.62%
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12		110,000	80,850
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12		155,000	135,237
#Nortel Networks 144A
1.75% 4/15/12 exercise price $32.00, expiration date 4/15/12		40,000	27,950
2.125% 4/15/14 exercise price $32.00, expiration date 4/15/14		40,000	25,800
Qwest Communications International 3.50% 11/15/25 exercise price $5.82, expiration date 11/15/25		70,000	80,413
			350,250
Transportation – 0.26%
#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23		50,000	48,500
*JetBlue Airways 3.50% 7/15/33 exercise price $28.33, expiration date 7/15/33		100,000	98,000
			146,500
Utilities – 0.21%
Dominion Resources 2.125% 12/15/23 exercise price $36.33, expiration date 12/15/23		110,000	121,831
			121,831
Total Convertible Bonds (cost $4,940,364)			4,733,843

Corporate Bonds – 21.83%
Banking – 1.38%
•Capital One 5.211% 3/13/09		165,000	159,258
JPMorgan Chase Capital XXV 6.80% 10/1/37		187,000	175,586
WM Covered Bond Program 3.875% 9/27/11	EUR	300,000	443,395
			778,239
Basic Industries – 1.53%
*AK Steel 7.75% 6/15/12	USD	51,000	51,638
Foundation Pennsylvania Coal 7.25% 8/1/14		77,000	76,614
Freeport McMoRan Copper & Gold 8.25% 4/1/15		41,000	43,204
Georgia-Pacific
7.70% 6/15/15		40,000	38,000
8.875% 5/15/31		62,000	55,490
#Ineos Group Holdings 144A 8.50% 2/15/16		75,000	56,625
Innophos 8.875% 8/15/14		35,000	34,300
#MacDermid 144A 9.50% 4/15/17		33,000	29,205
Momentive Performance Materials 9.75% 12/1/14		42,000	37,800
#NewPage 144A 10.00% 5/1/12		55,000	55,413
‡@=ÕPort Townsend 12.431% 8/27/12		28,000	27,720
Potlatch 13.00% 12/1/09		88,000	100,202
#Rock-Tenn 144A 9.25% 3/15/16		20,000	20,383
Rockwood Specialties Group 7.50% 11/15/14		50,000	48,000
•#Ryerson 144A 10.614% 11/1/14		36,000	33,480
#Sappi Papier Holding 144A 6.75% 6/15/12		75,000	74,641
Steel Dynamics 6.75% 4/1/15		25,000	24,563
#Steel Dynamics 144A 7.375% 11/1/12		20,000	20,350
Verso Paper Holdings 9.125% 8/1/14		25,000	23,688
Witco 6.875% 2/1/26		25,000	17,125
			868,441
Brokerage – 0.62%
•Bear Stearns 4.325% 7/16/09		139,000	132,754
Goldman Sachs Group 6.75% 10/1/37		185,000	173,250
LaBranche 11.00% 5/15/12		42,000	43,050
			349,054
Capital Goods – 1.41%
CPG International I 10.50% 7/1/13		32,000	28,320
DRS Technologies 7.625% 2/1/18		40,000	40,200
Graham Packaging 8.50% 10/15/12		40,000	36,100

Graphic Packaging International 8.50% 8/15/11		35,000	33,950
Greenbrier 8.375% 5/15/15		30,000	28,763
Interface 10.375% 2/1/10		62,000	65,100
Intertape Polymer 8.50% 8/1/14		46,000	38,755
Koppers Industries 9.875% 10/15/13		30,000	31,875
L-3 Communications 7.625% 6/15/12		160,000	164,800
•NXP BV Funding 7.008% 10/15/13		76,000	61,655
Owens Brockway Glass Container 6.75% 12/1/14		160,000	160,800
Smurfit-Stone Container Enterprises 8.00% 3/15/17		62,000	55,180
#SPX 144A 7.625% 12/15/14		20,000	20,625
Trimas 9.875% 6/15/12		36,000	32,895
			799,018
Consumer Cyclical – 2.31%
DR Horton 8.00% 2/1/09		30,000	29,850
Ford Motor 7.45% 7/16/31		39,000	26,813
Ford Motor Credit
*5.75% 1/12/09	EUR	172,000	255,610
7.80% 6/1/12	USD	115,000	99,244
*General Motors
6.375% 5/1/08		85,000	84,788
8.375% 7/15/33		35,000	26,950
GMAC
4.75% 9/14/09	EUR	130,000	175,442
5.375% 6/6/11	EUR	110,000	129,427
6.875% 8/28/12	USD	208,000	166,177
#Invista 144A 9.25% 5/1/12		35,000	36,006
KB Home 8.625% 12/15/08		30,000	30,150
Lear 8.75% 12/1/16		84,000	72,870
*Neiman Marcus Group PIK 9.00% 10/15/15		107,000	107,000
Tenneco 8.625% 11/15/14		30,000	29,550
#Tenneco 144A 8.125% 11/15/15		35,000	35,263
			1,305,140
Consumer Non-Cyclical – 0.80%
ACCO Brands 7.625% 8/15/15		30,000	26,250
#AmBev International Finance 144A 9.50% 7/24/17	BRL	250,000	125,014
*Constellation Brands 8.125% 1/15/12	USD	110,000	110,550
Cott Beverages 8.00% 12/15/11		35,000	28,875
Del Monte
6.75% 2/15/15		15,000	14,325
8.625% 12/15/12		10,000	10,200
*Jarden 7.50% 5/1/17		36,000	31,725
National Beef Packing 10.50% 8/1/11		62,000	54,870
Pilgrim's Pride 8.375% 5/1/17		46,000	40,710
Visant Holding 8.75% 12/1/13		10,000	9,525
			452,044
Energy – 2.69%
AmeriGas Partners 7.125% 5/20/16		57,000	55,860
Chesapeake Energy
6.375% 6/15/15		48,000	46,680
6.625% 1/15/16		45,000	44,044
Complete Production Service 8.00% 12/15/16		25,000	24,156
Compton Petroleum Finance 7.625% 12/1/13		88,000	82,279
Dynergy Holdings 7.75% 6/1/19		170,000	158,949
El Paso
*6.875% 6/15/14		46,000	47,268
7.00% 6/15/17		67,000	69,490
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		46,000	47,947
Energy Partners 9.75% 4/15/14		27,000	22,748
Ferrellgas Finance Escrow 6.75% 5/1/14		50,000	49,063
Geophysique-Veritas
7.50% 5/15/15		13,000	13,130
7.75% 5/15/17		36,000	36,450
#Helix Energy Solutions 144A 9.50% 1/15/16		50,000	50,250
#Hilcorp Energy I 144A
7.75% 11/1/15		37,000	35,058
9.00% 6/1/16		52,000	52,260
Inergy Finance
6.875% 12/15/14		52,000	50,700
8.25% 3/1/16		20,000	20,600
#Key Energy Services 144A 8.375% 12/1/14		40,000	40,300

Kinder Morgan Finance 5.35% 1/5/11		1,000	993
Mariner Energy 8.00% 5/15/17		60,000	57,900
Massey Energy
6.625% 11/15/10		15,000	15,000
6.875% 12/15/13		57,000	55,575
#OPTI Canada 144A
7.875% 12/15/14		25,000	24,438
8.25% 12/15/14		13,000	12,903
PetroHawk Energy 9.125% 7/15/13		67,000	68,675
Plains Exploration & Production 7.00% 3/15/17		61,000	58,865
Regency Energy Partners 8.375% 12/15/13		48,000	48,240
#Stallion Oilfield Services 144A 9.75% 2/1/15		30,000	23,250
Whiting Petroleum 7.25% 5/1/13		87,000	86,782
Williams 7.50% 1/15/31		113,000	120,344
			1,520,197
Finance & Investments – 1.83%
GE Capital UK Funding 4.625% 1/18/16	GBP	114,000	208,467
General Electric Capital
5.125% 1/28/14	SEK	1,000,000	163,466
•5.77% 2/2/11	NOK	1,000,000	189,750
•HSBC Financial 4.216% 4/24/10	CAD	101,000	100,947
Leucadia National 8.125% 9/15/15	USD	67,000	67,838
#LVB Acquisition Merger Sub 144A 10.00% 10/15/17		40,000	41,550
#Nuveen Investments 144A 10.50% 11/15/15		67,000	61,221
Red Arrow International Leasing 8.375% 3/31/12	RUB	1,660,777	70,844
SLM 5.40% 10/25/11	USD	145,000	132,996
			1,037,079
Media – 0.39%
#Charter Communications Operating 144A 8.00% 4/30/12		60,000	56,100
Dex Media West 9.875% 8/15/13		67,000	56,448
Lamar Media 6.625% 8/15/15		25,000	23,125
#LBI Media 144A 8.50% 8/1/17		25,000	22,000
#Quebecor World 144A 7.75% 3/15/16		67,000	61,807
			219,480
Real Estate – 0.36%
Host Hotels & Resorts 7.125% 11/1/13		207,000	204,930
			204,930
Services Cyclical – 2.43%
Aramark Services 8.50% 2/1/15		128,000	126,719
Cardtronics 9.25% 8/15/13		5,000	4,738
#Cardtronics 144A 9.25% 8/15/13		27,000	25,583
Corrections Corporation of America
6.25% 3/15/13		60,000	60,150
7.50% 5/1/11		35,000	35,875
FTI Consulting 7.625% 6/15/13		129,000	134,482
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		100,000	100,000
Gaylord Entertainment 8.00% 11/15/13		47,000	43,475
Global Cash Access 8.75% 3/15/12		30,000	29,025
Harrahs Operating 5.50% 7/1/10		55,000	48,813
#Harrahs Operating 144A 10.75% 2/1/16		30,000	26,363
Hertz 8.875% 1/1/14		54,000	51,705
Kansas City Southern de Mexico 9.375% 5/1/12		103,000	107,635
Kansas City Southern Railway 9.50% 10/1/08		50,000	51,375
Majestic Star Casino 9.50% 10/15/10		30,000	26,550
Mandalay Resort Group
9.375% 2/15/10		25,000	25,813
9.50% 8/1/08		67,000	68,173
MGM MIRAGE 7.50% 6/1/16		25,000	23,375
‡Northwest Airlines 10.00% 2/1/09		15,000	581
#Penhall International 144A 12.00% 8/1/14		30,000	25,350
#Pokagon Gaming Authority 144A 10.375% 6/15/14		106,000	110,769
Seabulk International 9.50% 8/15/13		50,000	53,000
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		40,000	41,076
8.03% 10/1/20		20,000	20,237
Station Casinos 6.00% 4/1/12		30,000	25,500
Wynn Las Vegas 6.625% 12/1/14		110,000	106,150
			1,372,512

Services Non-Cyclical – 1.25%
Advanced Medical Optics 7.50% 5/1/17		25,000	21,500
Allied Waste North America
*7.375% 4/15/14		30,000	29,025
7.875% 4/15/13		67,000	68,759
#Bausch & Lomb 144A 9.875% 11/1/15		65,000	66,138
Casella Waste Systems 9.75% 2/1/13		68,000	67,660
CRC Health 10.75% 2/1/16		124,000	117,180
HCA 9.25% 11/15/16		45,000	46,238
HCA PIK 9.625% 11/15/16		155,000	160,424
•HealthSouth 10.829% 6/15/14		30,000	29,325
Iron Mountain
6.625% 1/1/16		25,000	23,938
8.625% 4/1/13		30,000	30,375
Universal Hospital Services PIK 8.50% 6/1/15		46,000	46,115
			706,677
Technology & Electronics – 0.66%
Freescale Semiconductor 8.875% 12/15/14		25,000	20,500
International Business Machines 4.00% 11/11/11	EUR	200,000	300,987
*Sungard Data Systems 9.125% 8/15/13	USD	52,000	52,650
			374,137
Telecommunications – 2.54%
American Tower 7.125% 10/15/12		82,000	84,459
#American Tower 144A 7.00% 10/15/17		41,000	41,103
Broadview Networks Holdings 11.375% 9/1/12		45,000	43,875
•Centennial Communications 10.479% 1/1/13		67,000	61,975
Citizens Communications 7.125% 3/15/19		218,000	199,469
Cricket Communications 9.375% 11/1/14		27,000	24,165
CSC Holdings 7.625% 4/1/11		30,000	29,963
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15		101,000	74,235
Hughes Network Systems 9.50% 4/15/14		52,000	52,130
ΩInmarsat Finance 10.375% 11/15/12		83,000	80,717
Intelsat Bermuda 11.25% 6/15/16		62,000	62,078
Lucent Technologies 6.45% 3/15/29		62,000	46,810
MetroPCS Wireless 9.25% 11/1/14		43,000	38,055
•Nortel Networks 8.508% 7/15/11		72,000	62,640
PAETEC Holding 9.50% 7/15/15		30,000	27,975
Qwest
6.50% 6/1/17		40,000	36,700
7.50% 10/1/14		55,000	54,725
Qwest Capital Funding 7.25% 2/15/11		67,000	65,493
Rural Cellular
•8.989% 11/1/12		25,000	25,375
9.875% 2/1/10		77,000	79,503
Time Warner Telecom Holdings 9.25% 2/15/14		40,000	40,200
Windstream 8.125% 8/1/13		207,000	207,517
			1,439,162
Utilities – 1.63%
AES
7.75% 3/1/14		35,000	35,613
8.00% 10/15/17		41,000	42,025
#AES 144A 8.75% 5/15/13		20,000	21,000
Elwood Energy 8.159% 7/5/26		93,779	93,621
Midwest Generation 8.30% 7/2/09		52,609	53,398
Mirant Americas Generation 8.30% 5/1/11		101,000	102,136
Mirant North America 7.375% 12/31/13		62,000	62,543
NRG Energy 7.375% 2/1/16		253,000	244,461
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		275,000	269,499
			924,296
Total Corporate Bonds (cost $12,543,957)			12,350,406

Foreign Agencies – 3.39%
Austria – 0.41%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	24,000,000	235,824
			235,824
Germany – 2.98%
KFW
1.75% 3/23/10	JPY	14,000,000	137,625
3.50% 7/4/21	EUR	228,000	315,826
4.125% 7/4/17	EUR	523,000	795,534
4.95% 10/14/14	CAD	85,000	91,574
6.00% 7/15/09	NZD	267,000	206,881
Rentenbank 1.375% 4/25/13	JPY	14,000,000	137,202
			1,684,642
Total Foreign Agencies (cost $1,732,246)			1,920,466

Regional Agencies – 0.62%
Australia – 0.62%
New South Wales Treasury 6.00% 5/1/12	AUD	242,000	214,899
*Queensland Treasury 6.00% 8/14/13	AUD	152,000	134,433
Total Regional Agencies (cost $317,045)			349,332

«Senior Secured Loans – 0.71%
Community Health Systems
7.61% 7/2/14	USD	119,946	109,975
7.61% 8/25/14		6,032	5,536
Energy Futures Holdings 6.579% 10/10/14		100,000	91,337
Ford Motor 8.36% 11/29/13		39,426	33,779
HCA 7.12% 11/18/13		100,000	91,996
MacDermid Term Loan B 7.45% 4/12/14		29,342	24,647
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14		55,000	46,750
Total Senior Secured Loans (cost $431,101)			404,020

Sovereign Agency – 0.31%
Kommunalbanken 4.25% 10/24/11	NOK	940,000	177,213
Total Sovereign Agency (cost $150,395)			177,213

Sovereign Debt – 12.99%
Austria – 1.35%
Republic of Austria 5.25% 1/4/11	EUR	143,000	228,464
#Republic of Austria 144A 4.00% 9/15/16	EUR	350,000	536,558
			765,022
Canada – 0.22%
Canadian Government 3.75% 6/1/12	CAD	120,000	124,818
			124,818
France – 1.09%
France Government O.A.T.
4.00% 10/25/38	EUR	30,000	41,347
4.00% 4/25/55	EUR	420,000	572,318
			613,665
Germany – 2.06%
Bundesobligation 4.25% 10/12/12	EUR	485,800	764,454
Deutschland Republic
4.00% 1/4/18	EUR	5,400	8,269
6.25% 1/4/24	EUR	213,000	395,245
			1,167,968
Indonesia – 0.42%
Republic of Indonesia
10.00% 9/17/24	IDR	1,000,000,000	101,490
10.25% 7/15/22	IDR	625,000,000	65,946
10.25% 7/15/27	IDR	644,000,000	66,977
			234,413
Japan – 4.99%
Japan Government
5 yr Bond
1.10% 12/20/12	JPY	6,900,000	67,292
1.50% 6/20/11	JPY	36,900,000	364,470
10 yr Bond
1.70% 3/20/17	JPY	26,700,000	266,188
1.70% 9/20/17	JPY	17,150,000	170,609
1.90% 6/20/16	JPY	83,600,000	851,525
20 yr Bond
2.10% 12/20/26	JPY	42,000,000	410,701
2.30% 6/20/26	JPY	51,000,000	516,027
30 yr Bond 2.40% 3/20/37	JPY	17,550,000	173,488
			2,820,300
Malaysia – 0.59%
Malaysian Government
3.756% 4/28/11	MYR	535,000	169,117
7.00% 3/15/09	MYR	509,000	165,157
			334,274

Mexico – 0.09%
Mexican Bonos
8.00% 12/17/15	MXN	360,000	34,673
10.00% 12/5/24	MXN	135,000	15,498
			50,171
Norway – 0.57%
Norwegian Government 6.50% 5/15/13	NOK	1,527,000	323,155
			323,155
Poland – 0.54%
Poland Government
4.75% 4/25/12	PLN	317,000	129,547
6.25% 10/24/15	PLN	410,000	178,363
			307,910
Republic of Korea – 0.33%
Government of South Korea 4.25% 12/7/21	EUR	140,000	189,016
			189,016
United Kingdom – 0.74%
U.K. Treasury
5.00% 3/7/12	GBP	115,300	236,566
5.00% 3/7/18	GBP	11,300	23,414
5.25% 6/7/12	GBP	57,000	118,013
9.00% 7/12/11	GBP	17,000	38,886
			416,879
Total Sovereign Debt (cost $6,618,071)			7,347,591

Supranational Banks – 3.85%
Asia Development Bank 0.50% 10/9/12	AUD	199,000	135,342
European Bank for Reconstruction & Development 12.50% 3/23/09	ISK	19,600,000	297,178
European Investment Bank
1.40% 6/20/17	JPY	35,300,000	341,546
4.25% 12/7/10	GBP	173,000	341,478
4.75% 10/15/17	EUR	287,000	456,273
6.00% 7/15/09	NZD	182,000	141,020
Inter-American Development Bank
7.25% 5/24/12	NZD	199,000	156,039
9.00% 8/6/10	BRL	132,000	76,133
13.00% 6/20/08	ISK	4,400,000	66,418
Nordic Investment Bank 4.625% 7/30/10	NOK	870,000	164,688
Total Supranational Banks (cost $1,977,048)			2,176,115

		Number of
		Shares
Warrants – 0.00%
@=†ÕPort Townsend		20	480
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09		130	0
Total Warrants (cost $11,539)			480

		Principal
		Amount°
≠Discount Note – 3.34%
Federal Home Loan Bank 2.00% 3/3/08	USD	1,888,318	1,888,108
Total Discount Note (cost $1,888,108)			1,888,108

Total Value of Securities Before Securities Lending Collateral – 139.10%
(cost $75,632,914)			78,707,765

		Number of
		Shares
Securities Lending Collateral** – 13.43%
Investment Companies
Mellon GSL DBT II Collateral Fund		7,597,898	7,597,898
Total Securities Lending Collateral (cost $7,597,898)			7,597,898

Total Value of Securities – 152.53%
(cost $83,230,812)			86,305,663 ©
Obligation to Return Securities Lending Collateral** – (13.43%)			(7,597,898)
Borrowing Under Line of Credit – (40.65%)			(23,000,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.55%			876,714
Net Assets Applicable to 5,463,746 Shares Outstanding – 100.00%			$56,584,479

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ISK – Iceland Krona
JPY – Japanese Yen
MXN – Mexican Peso
MYR - Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB - Russian Rubles
SEK – Swedish Krona
USD – United States Dollar

❖Securities have been classified by type of business.
@Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $110,400, which represented 0.20% of the Fund’s net assets. See Note 7 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 29, 2008, the aggregate amount of fair valued securities was $308,866, which represented 0.55% of the Fund’s net assets. See Note 1 in "Notes."
†Non-income producing security for the period ended February 29, 2008.
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At February 29, 2008, the aggregate amount of the restricted securities was $110,400 or 0.20% of the Fund’s net assets. See Note 7 in “Notes.”
*Fully or partially on loan.
•Variable rate security. The rate shown is the rate as of February 29, 2008.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2008, the aggregate amount of Rule 144A securities was $5,051,777 which represented 8.93% of the Fund’s net assets. See Note 7 in “Notes.”
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 29, 2008.
‡Non-income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠Zero coupon security. The rate shown is the yield at the time of purchase.
**See Note 6 in “Notes.”
©Includes $7,940,170 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
FDR – Federal Depositary Receipt
O.A.T. – Obligation Assimilable au Tresor (Treasury Obligation)
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at February 29, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	257,695	NZD	(295,143)	3/31/08	$4,422
AUD	(644,465)	USD	591,514	4/30/08	(3,945)
BRL	(251,873)	USD	137,583	3/31/08	(11,032)
CAD	118,345	GBP	(60,182)	4/30/08	1,117
CAD	(417,049)	USD	419,449	4/30/08	(3,954)
COP	(270,620,000)	USD	142,039	3/31/08	(5,077)
ISK	(24,681,200)	USD	372,392	3/31/08	1,728
EUR	185,949	JPY	(29,656,770)	3/31/08	(4,052)
EUR	515,360	NOK	(4,152,788)	3/31/08	(13,114)

EUR	158,481	NZD	(291,474)	3/31/08	8,555
EUR	30,190	PLN	(106,902)	3/31/08	(133)
EUR	221,974	SEK	(2,108,089)	3/31/08	(4,833)
EUR	777,591	USD	(1,151,713)	3/31/08	27,394
IDR	(2,282,657,000)	USD	243,354	3/31/08	(8,444)
JPY	70,532,867	EUR	(450,401)	3/31/08	(2,735)
JPY	15,384,125	NZD	(177,339)	3/31/08	7,361
JPY	(1,934,047)	USD	18,416	3/31/08	(236)
JPY	167,942,596	USD	(1,580,950)	3/31/08	38,727
MXN	(516,924)	USD	47,143	3/31/08	(967)
MYR	(1,401,883)	USD	436,672	3/31/08	(2,027)
NOK	1,808,059	USD	(329,622)	3/31/08	16,327
NZD	581,174	USD	(469,002)	3/31/08	6,892
SEK	2,976,763	EUR	(313,702)	3/31/08	6,432
SEK	227,000	USD	(34,735)	4/30/08	1,974
					$60,380

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Global Dividend and Income Fund, Inc. (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, index swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 29, 2008, the Fund held no investments in repurchase agreements.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital. The current annualized rate is $0.96 per share ($0.08 monthly). The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date as an estimate, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$83,386,509
Aggregate unrealized appreciation	8,163,315
Aggregate unrealized depreciation	(5,244,161)
Net unrealized appreciation	$2,919,154

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$30,689,008	$-
Level 2	53,754,314	279,839
Level 3	1,862,341	-
Total	$86,305,663	$279,839

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/2007	$834,625	$-
Net realized gain (loss)	(6,722)	-
Net change in unrealized
appreciation/(depreciation)	(119,013)	-
Net purchases, sales and settlements	1,153,451	-
Balance as of 2/29/08	$1,862,341	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of 2/29/08	$27,590	$-

3. Line of Credit
For the period ended February 29, 2008, the Fund borrowed money pursuant to a $25,000,000 Line of Credit Agreement with the Bank of New York. At February 29, 2008, the par value of loans outstanding was $23,000,000 at the Fed Funds rate of 3.125% plus 0.25%. During the period February 29, 2008, the average daily balance of loans outstanding was $23,000,000 at a weighted average Fed Funds rate of approximately 3.992% plus 0.25%. The maximum amount of borrowings outstanding at any time during the period was $23,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.10% per annum on the unusual balance. The loan is collateralized by the Fund’s portfolio.

4. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities in the schedule of investments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended February 29, 2008, the Fund did not entered into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of securities on loan was $7,940,170, for which the Fund received collateral, comprised of non-cash collateral valued at $732,899, and cash collateral of $7,597,898. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 29, 2008. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Both Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: